Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Loss Per Share
Reconciliations of net (loss) income and weighted average number of common shares outstanding used for the computation of basic (loss) earnings per common share

	Six Months Ended June 30,
	2021		2020
	Common	Class A	Common	Class A

	(Thousands of Yen)		(Thousands of Yen)
Loss (Numerator)
Net loss attributable to shareholders of the Company	¥(521,770)	―	¥(442,971)	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,872,224	1	4,022,500	1
Effect of dilutive instruments:
Stock options	―	―	―	―
Weighted average common shares for diluted computation	4,872,224	1	4,022,500	1

Loss per common share attributable to shareholders of the Company	(Yen)		(Yen)
Basic	¥(107.09)	¥(107.09)	¥(110.12)	¥(110.12)
Diluted	¥(107.09)	¥(107.09)	¥(110.12)	¥(110.12)

	2020		2019
	Common	Class A	Common	Class A

	(Yen)		(Yen)
Income (Numerator)
Net (loss) income attributable to shareholders of the Company	¥(539,170)	―	¥17,335	―

Shares (Denominator)	(Number of shares)		(Number of shares)
Weighted average common shares outstanding	4,024,692	1	3,747,295	1
Effect of dilutive instruments:
Stock options	―	―	525,007	―
Weighted average common shares for diluted computation	4,024,692	1	4,272,302	1

(Loss) earnings per common share attributable to shareholders of the Company
Basic	¥(133.97)	¥(133.97)	¥4.63	¥4.63
Diluted	¥(133.97)	¥(133.97)	¥4.06	¥4.06